Auditor's remuneration paid to Pricewaterhouse Coopers LLP - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [Line Items]
Audit of the Financial Statements		$ 7	$ 7	$ 6
Audit of subsidiaries		3	3	2
Other assurance services	[1]	1	1	1
Total expense related to remuneration		11	11	9
SEC Regulations [Member]
Auditors Remuneration [Line Items]
Audit of the Financial Statements		10	10	8
Other audit-related		1	1	1
Total expense related to remuneration		$ 11	$ 11	$ 9

[1]	Other assurance services consists of IT assurance and audit of System Fund financial information.